Revenues - Summary of Revenue by Geographic Area (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue By Geographical Area [Line Items]
Revenue	$ 18,448	$ 19,293	$ 17,311
Argentina [member]
Revenue By Geographical Area [Line Items]
Revenue	15,662	16,371	15,399
Mercosur and associates countries [member]
Revenue By Geographical Area [Line Items]
Revenue	1,628	1,855	1,309
Europe [member]
Revenue By Geographical Area [Line Items]
Revenue	307	276	171
Rest of the world [member]
Revenue By Geographical Area [Line Items]
Revenue	$ 851	$ 791	$ 432